RICHARD FEINER
                                 Attorney at Law
                        381 Park Avenue South, Suite 1601
                            New York, New York 10016
                        ---------------------------------
                             Tel. No. (212) 779-8600
                             Fax. No. (212) 779-8858
                         E-Mail: Rfeiner@Silverfirm.com

                                                               November 23, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

            Re:   Capital Gold Corporation
                  Registration Statement on Form SB-2

Dear Sir or Madam:

      On behalf of Capital Gold Corporation (the "Company"), I file herewith the above-mentioned registration statement.

      If you have any questions or comments with regard to the filing, please contact me at the above address.

                                                   Very truly yours,


                                                   /s/ Richard Feiner
                                                   ------------------
                                                   Richard Feiner